DIRECTORS LOAN	9 Months Ended
Dec. 31, 2025
DIRECTORS LOAN
DIRECTOR'S LOAN

9. DIRECTOR’S LOAN

In December 2019, the Company entered into a loan extension and amendment agreement (the “Loan”) with a director and significant shareholder of the Company (the “Lender”), pursuant to which a previous loan agreement with a maturity date of November 26, 2019 was extended for five years or earlier pending the achievement of certain financing milestones. The Loan has a principal sum of $1,000,000, is unsecured and bears interest at a rate of 10% per annum. On November 25, 2024, the Lender agreed to extend the repayment date of the Loan to November 26, 2025. On November 25, 2025, the Lender agreed to extend the repayment date of the Loan to January 4, 2027 or earlier pending the achievement of certain financing milestones.

The change in the Loan balance is as follows:

Total
($)
Balance, March 31, 2025	966,304
Interest expense	75,342
Amortization of transaction costs	33,696
Cash interest paid	(50,137)
Closing balance, December 31, 2025	1,025,205
Current portion	25,205
Non-current portion	1,000,000

Finance expenses		Three months ended December 31,		Nine months ended December 31,
	2025	2024	2025	2024
	($)	($)	($)	($)
Interest on loan	25,205	25,205	75,342	74,342
Amortization of transaction costs	8,232	28,775	33,696	113,458
Total	33,437	53,980	109,038	187,800